Deferred Tax Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses	$ 16,200	$ 16,200
Net deferred tax liabilities	11,321	11,874
Unrecognized tax attributes amount	46,800	48,700
Deferred tax assets unrecognized on the basis of tax attributes [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses	12,000	12,100
No expiration period [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses	43,600
Tax losses carried forward and deductible temporary differences	16,200	$ 16,200
Expiration period 1 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 100
Tax losses and deductible temporary differences expiration period	1 year
Expiration period more than 3 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 3,000
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Net deferred tax liabilities	$ 6,000